Loans and Borrowings	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
15.
LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings from banks:

(in thousand of Euros)	Year of maturity	September 30, 2024	September 30, 2023
Non-current liabilities
Original EUR Term Loan	2028	—	375,000
New EUR Term Loan	2029	375,000	—
Original USD Term Loan	2028	—	730,159
New USD Term Loan	2029	152,883	—
Vendor Loan	2029	208,305	299,560
Senior Notes	2029	428,500	428,500
		1,164,688	1,833,219
Senior Note embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(23,361)	(46,162)
		1,169,965	1,815,695

Current liabilities
Original EUR Term Loan - interest payable	N/A	—	4,197
New EUR Term Loan - interest payable	N/A	3,591	—
Original USD Term Loan - current portion	2028	-	7,347
New USD Term Loan - current portion	2029	7,890	—
Original USD Term Loan - interest payable	N/A	—	10,938
Vendor Loan - interest payable	N/A	3,816	5,488
Senior Notes - interest payable	N/A	9,373	9,373
		24,670	37,343

See Note 6 - Financial risk management objectives and policies for the aggregate scheduled maturities of the loans and borrowings outstanding as of September 30, 2024.

A reconciliation of financial liabilities is as follows:

	Original EUR Term Loan	New EUR Term Loan	Original USD Term Loan	New USD Term Loan	Vendor Loan	Senior Notes	Amortized transaction costs of loans and borrowings *	Total loans and borrowings	Amortized transaction costs of RCF **	Interest cap
October 1, 2022	379,750	—	879,579	—	292,275	437,873	(23,237)	1,966,240	(2,533)	—
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—	—	—	—	—	—	—
Repayment of loans and borrowings	—	—	(52,782)	—	—	—	—	(52,782)	—	—
Interest paid	(21,295)	—	(68,195)	—	—	(22,496)	—	(111,986)	—	—
Total changes from financing cash flows	(21,295)	—	(120,977)	—	—	(22,496)	—	(164,768)	—	—
The effect of changes in foreign exchange rates	—	—	(71,711)	—	—	—	1,851	(69,860)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	(2,913)
Change in bank overdraft	—	—	—	—	—	—	—	—	—	—
Interest expense	20,742	—	61,553	—	12,773	22,496	—	117,564	—	—
Amortization of capitalized transaction cost	—	—	—	—	—	—	3,862	3,862	707	—
September 30, 2023	379,197	—	748,444	—	305,048	437,873	(17,524)	1,853,038	(1,826)	(2,913)

October 1, 2023	379,197	—	748,444	—	305,048	437,873	(17,524)	1,853,038	(1,826)	(2,913)
Changes from financing cash flows
Proceeds from loans and borrowings	—	375,000	—	259,524	—	—	—	634,524	—	—
Repayment of loans and borrowings	(375,000)	—	(730,836)	(90,196)	(100,000)	—	—	(1,296,032)	—	—
Interest (paid)/received ***	(26,140)	—	(37,391)	(2,689)	(2,049)	(22,496)	—	(90,765)	—	1,359
Payment of capitalized transaction cost	—	—	—	—	—	—	(3,955)	(3,955)	(1,508)	—
Total changes from financing cash flows	(401,140)	375,000	(768,227)	166,639	(102,049)	(22,496)	(3,955)	(756,228)	(1,508)	1,359
The effect of changes in foreign exchange rates	—	—	(6,573)	(8,573)	—	—	478	(14,668)	—	—
Changes in fair value	—	—	—	—	—	—	—	—	—	2,767
Change in bank overdraft	—	—	—	—	—	—	—	—	—	—
Interest expense	21,943	3,591	26,356	2,707	9,122	22,496	—	86,215	—	(1,359)
Amortization of capitalized transaction cost	—	—	—	—	—	—	26,528	26,528	1,881	—
Capitalized transaction cost not yet paid	—	—	—	—	—	—	(250)	(250)	—	—
September 30, 2024	—	378,591	—	160,773	212,121	437,873	5,277	1,194,635	(1,453)	(146)

* Amortized transaction of loans and borrowings has a positive balance as the value of the embedded derivative bifurcated at inception from the Senior Note exceeds the amount of capitalized transaction costs.

**Transaction fees related to the RCF are capitalized as part of "Other assets."

*** The remainder of interest paid during the year ended September 30, 2024 relates to other financing costs.

For further information on fair values of financial instruments see Note 4 – Fair value measurements.

Term Loans

On April 28, 2021, Birkenstock Limited Partner S.à r.l. entered into a senior facilities agreement (the “Senior Term Facilities Agreement”). Included within the Senior Term Facilities Agreement is a term loan facility (the “Original Term Loan”). Borrowings made pursuant to the Original Term Loan consisted of a Euro-denominated facility with an original aggregate principal amount of €375.0 million (the "Original EUR Term Loan") and a USD-denominated facility with an original aggregate principal amount of $850.0 million (the "Original USD Term Loan"). The Original Term Loan’s maturity was April 30, 2028. The Company paid banking and commitment fees of €15.4 million and €22.7 million on the Euro- and USD-denominated components, respectively, which were capitalized and amortized to "Finance cost, net" using the effective interest method over the life of the loan.

On May 28, 2024 Birkenstock Limited Partner S.à r.l., entered into a term and revolving facilities agreement for a new syndicated credit facility (the "Term and Revolving Facilities Agreement") consisting of a €375.0 million Euro-denominated term loan facility (the "New EUR Term Loan") and a $280.0 million USD-denominated term loan facility (the "New USD Term Loan") (collectively, the "New Term Loan"). Effective on August 2, 2024, the Original Term Loan was extinguished and replaced with the New Term Loan. As such, the amortization of the transaction costs related to the Original Term Loan were accelerated in the year ended September 30, 2024. The New Term Loan maturity is February 28, 2029 and the interest rate is based on EURIBOR (for the New EUR Term Loan) and Term SOFR (for the New USD Term Loan), plus a margin which ranges between 1.60% and 2.60% (for the New EUR Term Loan) and 1.90% and 2.60% (for the New USD Term Loan) depending on the leverage. The Company paid banking and commitment fees of €2.8 million and $1.6 million on the Euro- and USD-denominated components, respectively, which are capitalized and amortized to "Finance cost, net" using the effective interest method over the life of the loan.

In September 2024, the Company made a voluntary prepayment of $100.0 million towards the New USD Term Loan.

ABL Facility and Revolving Credit Facility

On April 28, 2021, Birkenstock Limited Partner S.à r.l. also entered into an agreement for an asset-based lending facility (the "ABL Facility”) under which further loan capital of up to €200.0 million could be drawn down over a five-year period. The ABL Facility required a commitment fee of 0.375% of the drawable loan balance. This commitment fee was paid by the Company on a quarterly basis. The ABL Facility remained undrawn throughout the life of the facility.

On August 2, 2024, the ABL Facility was extinguished and replaced with a new revolving credit facility (the "Revolving Credit Facility") under the Term and Revolving Facilities Agreement. The Revolving Credit Facility allows to draw down further loan capital of €225.0 million until February 28, 2029 and requires a commitment fee of 0.50% of the drawable loan balance. This commitment fee is paid by the Company on a quarterly basis.

The Revolving Credit Facility remains undrawn as of September 30, 2024.

Vendor Loan

On April 30, 2021, in connection with the acquisition of Birkenstock GmbH & Co. KG by Birkenstock Group BV & Co. KG, a subsidiary of the Holding, (the "Transaction"), the Holding entered into a vendor loan agreement with AB-Beteiligungs GmbH for an amount of €275.0 million (the “Vendor Loan”), which bears interest of 4.37% per annum. Interest is due annually upon the anniversary of the Transaction and, at the Company’s election, may be paid in cash or, if not paid in cash, accrues on each annual interest payment date and is included in the principal amount of the Vendor Loan on and following such interest payment date. The Vendor Loan matures on October 30, 2029, which maturity date may be extended at the Company’s election up to three times, with each extension up to six months.

In October 2023, the Company made a voluntary prepayment of €100.0 million towards the Vendor Loan.

Senior Notes

On April 29, 2021, Birkenstock Financing S.à r.l. issued notes in an aggregate principal amount of €430.0 million in a debt offering (the “Senior Notes”). The Senior Notes are scheduled to mature on April 30, 2029 and bear interest of 5.25% annually. Additionally, the Company paid banking and issuance fees of €14.3 million, which are capitalized and being amortized to interest expense using the effective interest method over the life of the Senior Notes.

As per the prepayment clause included in the Senior Notes, the Company recognized this agreement as a hybrid financial instrument which included an embedded derivative. The embedded derivative component was separated from the non-derivative host in the consolidated statements of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the consolidated statements of comprehensive income. See Note 4 - Fair value measurement for additional details.

Pledges

In order to secure the Senior Notes, the Holding pledged 100% of its equity interests in Birkenstock Financing S.à r.l. in favor of the applicable security agent.

The following table presents the guarantors for the New Term Loan, the Revolving Credit Facility and the Senior Notes:

Guarantor	New Term Loan	Revolving Credit Facility	Senior Notes
1. Birkenstock Limited Partner S.à r.l.	Yes	Yes	Yes
2. Birkenstock Group B.V. & Co. KG	Yes	Yes	Yes
3. Birkenstock US BidCo Inc.	Yes	Yes	Yes
4. Birkenstock Components GmbH	Yes	Yes	Yes
5. Birkenstock Digital GmbH	Yes	Yes	Yes
6. Birkenstock Global Sales GmbH	Yes	Yes	Yes
7. Birkenstock IP GmbH	Yes	Yes	Yes
8. Birkenstock Productions Hessen GmbH	Yes	Yes	Yes
9. Birkenstock Productions Rheinland-Pfalz GmbH	Yes	Yes	Yes
10. Birkenstock Productions Sachsen GmbH	Yes	Yes	Yes
11. Birkenstock USA GP, LLC	Yes	Yes	Yes
12. Birkenstock USA, LP	Yes	Yes	Yes
13. Birkenstock USA digital LLC	Yes	Yes	Yes
14. Birkenstock Europe GmbH	Yes	Yes	No
15. Birkenstock Cosmetics GmbH	No	No	Yes
16. Birkenstock Cosmetics USA GP LLC	No	No	Yes
17. Birkenstock Cosmetics USA LP	No	No	Yes

Covenants

ABL Facility Agreement

During the duration of the ABL Facility, the Company needed to comply with a fixed charge coverage ratio. As the ABL Facility remained undrawn throughout the life of the facility, the fixed charge coverage ratio was not required to be tested. The ABL Facility was cancelled on August 2, 2024.

Senior Term Facilities Agreement

The Senior Term Facilities Agreement did not contain any financial covenants with respect to the Original Term Loan.

Term and Revolving Facilities Agreement

As part of the Term and Revolving Facilities Agreement that came into effect on August 2, 2024, as at March 31 and September 30 of each fiscal year, the Company's total net leverage ratio shall not exceed a ratio of 3.50:1.

As of September 30, 2024 and 2023, the Company was in compliance with all financial and non-financial covenants in its debt instruments.